Segments of operations (Details) - Schedule of reportable operating segments - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of reportable operating segments [Abstract]
Revenue	$ (59)	$ (22)
Revenue [Member]
Schedule of reportable operating segments [Abstract]
Revenue			$ (2,994)	$ (593)
Long lived assets [Member]
Schedule of reportable operating segments [Abstract]
Revenue	64	394		(5,400)
Telecommunications [Member] | Revenue [Member]
Schedule of reportable operating segments [Abstract]
Revenue	49	175	(839)	(525)
Telecommunications [Member] | Long lived assets [Member]
Schedule of reportable operating segments [Abstract]
Revenue	(7)	66
General Purpose Reloadable Cards [Member] | Revenue [Member]
Schedule of reportable operating segments [Abstract]
Revenue	15	219	(2,155)	(68)
General Purpose Reloadable Cards [Member] | Long lived assets [Member]
Schedule of reportable operating segments [Abstract]
Revenue	$ (52)	$ (88)		$ (5,400)